Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at federal statutory rate					$ (7,214)	$ (4,983)	$ (2,736)
State, net of federal benefit					(350)	(188)	(207)
Contingent liabilities					(168)	(12)	(172)
Share-based compensation					1,143	1,253	847
Research and development credits					(1,064)	(573)	0
Change in uncertain tax positions					119	(6)	0
State tax rate change					37	(1,596)	2,840
Change in valuation allowance					228	0	0
Other					(39)	(66)	(10)
Income tax expense (benefit)	$ (2,313)	$ (1,916)	$ (6,544)	$ (6,572)	$ (7,308)	$ (6,171)	$ 562